Intangible Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 142,377	$ 136,377
Finite-Lived Intangible Assets, Accumulated Amortization	(141,377)	(131,160)
Finite-Lived Intangible Assets, Net	1,000	5,217
Loan acquisitions costs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	65,101	59,101
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 77,276	$ 77,276	$ 125,525